Note 6 - Share-based Payments - Fair Value Assumptions (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2017
Statement Line Items [Line Items]
Grant (number of stock options)	897,980	174,455	671,253
Weighted average fair value of stock options (in dollars per share) | $ / shares	$ 8.32	$ 6.80
Weighted average exercise price	$ 13.92	$ 9.70
Share price	$ 13.92	$ 9.70
Risk-free interest rate	2.60%	2.04%
Expected dividend yield
Volatility factor	75.10%	81.56%
Expected life (in years)	4.5	6